Land, Property, Plant and Equipment (Details 2) - Construction in Progress [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Interest cost capitalized	¥ 0	$ 0	¥ 0	¥ 880
Interest cost charged against income	655,884	93,394	663,718	663,217
Total interest cost incurred	¥ 655,884	$ 93,394	¥ 663,718	¥ 664,097